Reclassifications	12 Months Ended
Dec. 31, 2024
Reclassifications
Reclassifications
36	Reclassifications

In 2024, the sale of Swvl Global FZE was finalized. As such, the subsidiary’s 2024 results are presented as part of discontinued operations and the 2023 and 2022 results were reclassified to “loss for the year from discontinued operations” as per the disclosure requirements of IFRS 5 to conform to current year’s presentation.